Segment Reporting - Revenue by Geographical Segments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Total revenues, Net	$ 32,555	$ 33,836	$ 32,801
Rest of World and Other [Member]
Segment Reporting Information [Line Items]
Total revenues, Net	31,501	32,843	31,839
Rest of World and Other [Member] | UNITED STATES
Segment Reporting Information [Line Items]
Total revenues, Net	7,472	7,687	7,408
Rest of World and Other [Member] | BRAZIL
Segment Reporting Information [Line Items]
Total revenues, Net	3,708	4,750	3,853
Rest of World and Other [Member] | FRANCE
Segment Reporting Information [Line Items]
Total revenues, Net	2,913	3,030	2,733
Rest of World and Other [Member] | ITALY
Segment Reporting Information [Line Items]
Total revenues, Net	2,854	2,688	2,624
Rest of World and Other [Member] | GERMANY
Segment Reporting Information [Line Items]
Total revenues, Net	1,845	1,677	1,600
Rest of World and Other [Member] | CANADA
Segment Reporting Information [Line Items]
Total revenues, Net	1,606	1,687	1,779
Rest of World and Other [Member] | AUSTRALIA
Segment Reporting Information [Line Items]
Total revenues, Net	926	1,015	1,227
Rest of World and Other [Member] | ARGENTINA
Segment Reporting Information [Line Items]
Total revenues, Net	570	937	718
Rest of World and Other [Member] | SPAIN
Segment Reporting Information [Line Items]
Total revenues, Net	807	666	665
Rest of World and Other [Member] | POLAND
Segment Reporting Information [Line Items]
Total revenues, Net	562	504	578
Rest of World and Other [Member] | Others Countries [Member]
Segment Reporting Information [Line Items]
Total revenues, Net	$ 8,238	$ 8,202	$ 8,654